BUSINESS COMBINATION - Additional Information (Detail) ¥ in Thousands, $ in Thousands, £ in Millions							12 Months Ended
	Jul. 12, 2019 GBP (£)	Jul. 12, 2019 CNY (¥)	May 01, 2019 CNY (¥)	Mar. 01, 2019 CNY (¥) item	Dec. 01, 2018 CNY (¥)	Mar. 01, 2018 CNY (¥) item	Aug. 31, 2019 CNY (¥)	Aug. 31, 2018 CNY (¥)	Aug. 31, 2019 USD ($)	Aug. 31, 2019 CNY (¥)	Aug. 31, 2017 CNY (¥)
Business Acquisition [Line Items]
Amounts due to related parties								¥ 157,295	$ 15,381	¥ 110,038
Goodwill								¥ 609,511	$ 292,143	2,090,078	¥ 104,035
Can-Achieve (Beijing) Education Consulting Co., Ltd
Business Acquisition [Line Items]
Business acquisition, date								Mar. 01, 2018
Percentage of equity interests acquired						70.00%
Total consideration						¥ 264,338
Goodwill						345,501
Non-controlling interests						¥ 113,288
Wuhan Qiaosheng Education Investment Co., Ltd
Business Acquisition [Line Items]
Business acquisition, date								Mar. 01, 2018
Percentage of equity interests acquired						75.00%
Total consideration						¥ 114,469
Amounts due to related parties								¥ 89,469
Number of kindergartens | item						5
Goodwill						¥ 119,735
Non-controlling interests						¥ 38,156
FGE Holdings Limited
Business Acquisition [Line Items]
Percentage of equity interests acquired								75.00%
Total consideration								¥ 19,894
Goodwill								26,466
Non-controlling interests								¥ 6,631
Guangzhou Zangxing Network Technology Co., Ltd. ("Zangxing")
Business Acquisition [Line Items]
Percentage of equity interests acquired								51.67%
Total consideration								¥ 9,242
Goodwill								13,774
Non-controlling interests								¥ 8,646
Chengdu Yinzhe Education and Technology Co., Ltd. and its subsidiaries ("Chengdu Yinzhe")
Business Acquisition [Line Items]
Business acquisition, date							Dec. 01, 2018
Percentage of equity interests acquired					75.00%
Total consideration					¥ 188,299
Goodwill					192,510
Non-controlling interests					¥ 62,766
Due to related parties and other non-current liability due to related parties										49,238
Due to related parties and other non-current liability due to related parties (in term)							2 years 6 months
Additional cash amount based on continued employment and financial performance							¥ 6,464
Expense recognized										¥ 1,616
Hangzhou Impression Arts Training Co., Ltd.
Business Acquisition [Line Items]
Business acquisition, date							Dec. 01, 2018
Percentage of equity interests acquired					70.00%
Total consideration					¥ 70,000
Goodwill					76,766
Non-controlling interests					¥ 30,000
Heze Qiqiaoban Education Technology Limited
Business Acquisition [Line Items]
Business acquisition, date							Mar. 01, 2019
Percentage of equity interests acquired				85.00%
Total consideration				¥ 70,550
Number of kindergartens | item				8
Goodwill				¥ 52,514
Non-controlling interests				¥ 12,450
Hubei Sannew Education Development Limited
Business Acquisition [Line Items]
Business acquisition, date							May 01, 2019
Percentage of equity interests acquired			80.00%
Total consideration			¥ 296,850
Goodwill			125,155
Non-controlling interests			¥ 74,213
CATS Colleges Holdings Limited
Business Acquisition [Line Items]
Business acquisition, date							Jul. 12, 2019
Percentage of equity interests acquired		100.00%
Total consideration	£ 150	¥ 1,299,365
Goodwill		¥ 1,025,504
Cash consideration | £	40
Debt settlement consideration | £	£ 110
Bournemouth Collegiate School
Business Acquisition [Line Items]
Business acquisition, date							Dec. 01, 2018
Percentage of equity interests acquired					100.00%
Total consideration					¥ 91,958		¥ 91,958